Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE F - ACCRUED LIABILITIES

Accrued liabilities consist of payroll, payroll related taxes and other related benefits, other current liabilities related to services performed and accrued interest in 2014 and accrued legal and financing costs in 2013.